Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 06, 2013	Sep. 29, 2013 Segment	Sep. 30, 2012	Dec. 30, 2012 Segment	Jan. 01, 2012	Jan. 02, 2011	Apr. 18, 2011
Schedule Of Significant Accounting Policies [Line Items]
Net contribution through equity							$ 14,100,000
Number of reportable segment		1		1
Number of operating segment		1		1
Direct store expenses		367,064,000	268,279,000	368,323,000	238,245,000	114,463,000
Number of shares in initial public offering	20,477,215
Common stock issued and sold price per share	$ 18.00
Net proceeds from issuance of stock	344,100,000
Company [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of shares in initial public offering	20,477,215
Shareholder [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of shares in initial public offering	797,785
Company and Shareholders [Member]
Schedule Of Significant Accounting Policies [Line Items]
Number of shares in initial public offering	21,275,000
Workers compensation /general liability reserves [Member]
Schedule Of Significant Accounting Policies [Line Items]
Direct store expenses					$ 3,500,000	$ 1,000,000
Produce [Member]
Schedule Of Significant Accounting Policies [Line Items]
Approximate net sales from produce in the first half of the fiscal year		26.00%